BETTER 10K - CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Period Prior To Reverse Recapitalization	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock Period Prior To Reverse Recapitalization	Receivables from Stockholder	Receivables from Stockholder Period Prior To Reverse Recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Period Prior To Reverse Recapitalization	Accumulated Deficit	Accumulated Deficit Period Prior To Reverse Recapitalization	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Period Prior To Reverse Recapitalization
Beginning balance (in shares) at Dec. 31, 2020	107,634,678
Beginning balance at Dec. 31, 2020	$ 409,688,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of convertible preferred stock warrants (in shares)	1,086,755
Exercise of convertible preferred stock warrants	$ 26,592,000
Ending balance (in shares) at Dec. 31, 2021	108,721,433	108,721,433
Ending balance at Dec. 31, 2021	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2020				81,239,084
Beginning balance at Dec. 31, 2020	49,326,000		$ 993,000	$ 8,000		$ (365,000)		$ 42,301,000		$ 7,522,000		$ 993,000	$ (140,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)				19,433,510
Stock Issued During Period, Value, New Issues	57,062,000			$ 2,000				57,060,000
Repurchase or cancellation of common stock (in shares)				(1,605,435)
Stock Repurchased and Retired During Period, Value	(5,648,000)							(5,648,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	64,187,000							64,187,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(38,268,000)					(38,268,000)
Adjustments To Additional Paid In Capital, Capital Contribution From Issuance Of Notes	291,878,000							291,878,000
Loan commitment asset	121,723,000							121,723,000
Net income (loss)	(301,128,000)									(301,128,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	35,000												35,000
Ending balance (in shares) at Dec. 31, 2021		99,067,159		99,067,159
Ending balance at Dec. 31, 2021	$ 240,160,000			$ 10,000		(38,633,000)		571,501,000		(292,613,000)			(105,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2022	332,314,737
Ending balance at Jun. 30, 2022	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021		99,067,159		99,067,159
Beginning balance at Dec. 31, 2021	240,160,000			$ 10,000		(38,633,000)		571,501,000		(292,613,000)			(105,000)
Ending balance (in shares) at Jun. 30, 2022				300,541,695
Ending balance at Jun. 30, 2022	$ (139,216,000)			$ 10,000		(48,403,000)		601,756,000		(691,865,000)			(714,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280,000
Ending balance (in shares) at Sep. 30, 2022	332,314,737
Ending balance at Sep. 30, 2022	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021		99,067,159		99,067,159
Beginning balance at Dec. 31, 2021	240,160,000			$ 10,000		(38,633,000)		571,501,000		(292,613,000)			(105,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)				4,421,663
Stock Issued During Period, Value, New Issues	14,332,000							14,332,000
Repurchase or cancellation of common stock (in shares)				(6,408,889)
Stock Repurchased and Retired During Period, Value	(4,174,000)							(4,174,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	34,003,000							34,003,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(12,781,000)					(12,781,000)
Net income (loss)	(625,864,000)									(625,864,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(764,000)												(764,000)
Ending balance (in shares) at Sep. 30, 2022				300,818,541
Ending balance at Sep. 30, 2022	$ (355,088,000)			$ 10,000		(51,414,000)		615,662,000		(918,477,000)			(869,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280,000
Ending balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433
Ending balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021		99,067,159		99,067,159
Beginning balance at Dec. 31, 2021	240,160,000			$ 10,000		(38,633,000)		571,501,000		(292,613,000)			(105,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)				1,493,076
Stock Issued During Period, Value, New Issues	15,323,000							15,323,000
Repurchase or cancellation of common stock (in shares)				(2,481,879)
Stock Repurchased and Retired During Period, Value	(2,804,000)							(2,804,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	42,608,000							42,608,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(15,267,000)					(15,267,000)
Net income (loss)	(888,802,000)									(888,802,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (1,318,000)												(1,318,000)
Ending balance (in shares) at Dec. 31, 2022	299,783,421	98,078,356			98,078,356
Ending balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)			$ 10,000		$ (53,900,000)		$ 626,628,000		$ (1,181,415,000)			$ (1,423,000)
Ending balance (in shares) at Jun. 30, 2022	332,314,737
Ending balance at Jun. 30, 2022	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2022				300,541,695
Ending balance at Jun. 30, 2022	$ (139,216,000)			$ 10,000		(48,403,000)		601,756,000		(691,865,000)			(714,000)
Ending balance (in shares) at Sep. 30, 2022	332,314,737
Ending balance at Sep. 30, 2022	$ 436,280,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)				926,783
Stock Issued During Period, Value, New Issues	5,304,000							5,304,000
Repurchase or cancellation of common stock (in shares)				(649,937)
Stock Repurchased and Retired During Period, Value	(3,163,000)							(3,163,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	11,765,000							11,765,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(3,011,000)					(3,011,000)
Net income (loss)	(226,612,000)									(226,612,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(155,000)												(155,000)
Ending balance (in shares) at Sep. 30, 2022				300,818,541
Ending balance at Sep. 30, 2022	$ (355,088,000)			$ 10,000		(51,414,000)		615,662,000		(918,477,000)			(869,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2022	299,783,421	98,078,356			98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)			$ 10,000		(53,900,000)		626,628,000		(1,181,415,000)			(1,423,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2023	332,314,737
Ending balance at Jun. 30, 2023	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2022	299,783,421	98,078,356			98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)			$ 10,000		(53,900,000)		626,628,000		(1,181,415,000)			(1,423,000)
Ending balance (in shares) at Jun. 30, 2023				300,676,355
Ending balance at Jun. 30, 2023	$ (732,248,000)			$ 30,000		(56,254,000)		642,531,000		(1,316,823,000)			(1,732,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Sep. 30, 2023	0
Ending balance at Sep. 30, 2023	$ 0
Beginning balance (in shares) at Dec. 31, 2022	299,783,421	98,078,356			98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)			$ 10,000		$ (53,900,000)		$ 626,628,000		$ (1,181,415,000)			$ (1,423,000)
Increase (Decrease) in Stockholders' Equity
Repurchase or cancellation of common stock (in shares)				(3,326,710)
Stock Repurchased and Retired During Period, Value	(8,000)							(8,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	41,272,000							41,272,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(3,395,000)					(3,395,000)
Net income (loss)	(475,441,000)									(475,441,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (1,007,000)												(1,007,000)
Ending balance (in shares) at Sep. 30, 2023	737,585,438			737,585,438
Ending balance at Sep. 30, 2023	$ 157,232,000			$ 74,000		(10,404,000)		1,826,848,000		(1,656,856,000)			(2,430,000)
Ending balance (in shares) at Jun. 30, 2023	332,314,737
Ending balance at Jun. 30, 2023	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2023				300,676,355
Ending balance at Jun. 30, 2023	$ (732,248,000)			$ 30,000		(56,254,000)		642,531,000		(1,316,823,000)			(1,732,000)
Ending balance (in shares) at Sep. 30, 2023	0
Ending balance at Sep. 30, 2023	$ 0
Increase (Decrease) in Stockholders' Equity
Repurchase or cancellation of common stock (in shares)				(2,865,535)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	27,547,000							27,547,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(1,041,000)					(1,041,000)
Net income (loss)	(340,033,000)									(340,033,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (698,000)												(698,000)
Ending balance (in shares) at Sep. 30, 2023	737,585,438			737,585,438
Ending balance at Sep. 30, 2023	$ 157,232,000			$ 74,000		$ (10,404,000)		$ 1,826,848,000		$ (1,656,856,000)			$ (2,430,000)